Offerings - Offering: 1	Oct. 15, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	5,100,000
Proposed Maximum Offering Price per Unit	3.71
Maximum Aggregate Offering Price	$ 18,921,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,612.99
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the “Securities Act”), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions.

Represents up to 5,100,000 shares of common stock, par value $0.00001 per share (the “Common Stock”) of Onconetix, Inc., a Delaware corporation (the “Company”), that the Company may elect, in its sole discretion, to issue and sell to Keystone Capital Partners, LLC (“Keystone”) pursuant to that certain Common Stock ELOC Purchase Agreement, dated as of October 2, 2024, by and between the Company and Keystone, assuming the shares to be issued are sold at a price of $3.71 per share.

Estimated solely for the purpose of calculating the registration fee, based on the average of the high and low prices of the Common Stock on The Nasdaq Stock Market LLC on October 14, 2025 ($3.71 per share), in accordance with Rule 457(c) of the Securities Act.

Calculated pursuant to Rule 457 of the Securities Act by multiplying the proposed maximum aggregate offering price of securities to be registered by 0.00013810.